united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/16

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report
July 31, 2016

1-877-277-6933
1-877-ARROW-FD
www.ArrowShares.com

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2016

The Fund’s performance figures* for the periods ended July 31, 2016, as compared to its benchmark:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Years	July 31, 2016
Arrow Dow Jones Global Yield ETF - NAV	21.71%	(5.26)%	(2.50)%	1.15%
Arrow Dow Jones Global Yield ETF - Market Price	23.47%	(4.27)%	(2.69)%	0.67%
Dow Jones Global Composite Yield Index ***	22.85%	(4.05)%	(1.31)%	2.06%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.ArrowShares.com or by calling 1-877-277-6933.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/2/2012) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expense are 0.75% per the June 1, 2016 prospectus.

**	Commencement of trading is May 8, 2012.

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Financial	24.5%
Energy	23.5%
Government	19.2%
Communications	7.3%
Utilities	6.5%
Basic Materials	6.1%
Industrial	5.8%
Consumer, Non-Cyclical	2.8%
Consumer, Cyclical	2.3%
Diversified	0.7%
Other, Cash & Cash Equivalents	1.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2016

Principal ($)		Value
	BONDS & NOTES - 38.7%
	AGRICULTURE - 0.6%
598,000	Vector Group Ltd., 7.750%, due 2/15/2021	$625,657

	CHEMICALS - 1.3%
772,000	The Chemours Co., 6.625%, due 5/15/2023	665,850
795,000	The Chemours Co., 7.000%, due 5/15/2025	675,750
		1,341,600
	COMMERCIAL SERVICES - 0.7%
665,000	Avis Budget Finance, Inc., 5.500%, due 4/1/2023	660,012

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
680,000	Navient Corp., 5.000%, due 10/26/2020	663,000
760,000	Navient Corp., 5.875%, due 10/25/2024	701,100
		1,364,100
	ELECTRIC - 2.0%
640,000	Emera, Inc., 6.750%, due 6/15/2076	691,840
664,000	NRG Energy, Inc., 6.250%, due 5/1/2024	667,320
887,000	PPL Energy Supply LLC, 4.600%, due 12/15/2021	709,600
		2,068,760
	FOREST PRODUCTS & PAPER - 0.7%
824,000	Resolute Forest Products, Inc., 5.875%, due 5/15/2023	675,680

	IRON & STEEL - 0.7%
704,000	Vale Overseas Ltd., 4.375%, due 1/11/2022	683,760

	MACHINERY-CONSTRUCTION & MINING - 0.7%
681,000	Joy Global Inc., 5.125%, due 10/15/2021	736,679

	MEDIA - 0.7%
700,000	Dish DBS Corp., 5.875%, due 11/15/2024	675,500

	MINING - 0.6%
731,000	Freeport-McMoRan Inc., 3.875%, due 3/15/2023	628,697

	OIL & GAS - 6.3%
696,000	Continental Resources, Inc., 4.500%, due 4/15/2023	629,880
741,000	CVR Refining LLC, 6.500%, due 11/1/2022	629,850
766,000	Ensco PLC., 4.700%, due 3/15/2021	651,100
698,000	Murphy Oil Corp., 4.700%, due 12/1/2022	629,921
602,000	PBF Holding Co LLC, 8.250%, due 2/15/2020	624,575
681,000	Petrobras Global Finance BV., 4.875%, due 3/17/2020	663,369
720,000	Petrobras Global Finance BV., 6.250%, due 3/17/2024	675,000
687,000	QEP Resources Inc., 5.25%, due 5/1/2023	647,498
750,000	Rowan Cos Inc., 4.875%, due 6/1/2022	635,625
665,000	Southwestern Energy Co., 6.700%, due 1/23/2025	645,050
		6,431,868

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Principal ($)		Value
	PIPELINES - 2.6%
648,000	Energy Transfer Equity LP., 5.875%, due 1/15/2024	$650,002
657,000	Genesis Energy Finance Corp., 6.750%, due 8/1/2022	661,928
594,000	ONEOK, Inc., 7.500%, due 9/1/2023	650,430
706,000	The Williams Cos, Inc., 4.550%, due 6/24/2024	672,465
		2,634,825
	PRIVATE EQUITY - 0.6%
666,000	Icahn Enterprises Finance Corp., 5.875%, due 2/1/2022	636,030

	SOVEREIGN - 19.2%
100,000	Brazilian Government International bond, 5.875%, due 1/15/2019	109,250
580,000	Brazilian Government International bond, 4.875%, due 1/22/2021	615,670
757,000	Brazilian Government International bond, 2.625%, due 1/5/2023	697,576
543,000	Brazilian Government International bond, 4.250%, due 1/7/2025	536,755
665,000	Brazilian Government International bond, 5.625%, due 1/7/2041	656,355
480,000	Colombia Government International bond, 8.125%, due 5/21/2024	624,000
599,000	Colombia Government International bond, 6.125%, due 1/18/2041	687,352
548,000	Hungary Government International bond, 6.375%, due 3/29/2021	627,141
596,000	Hungary Government International bond, 5.375%, due 2/21/2023	667,520
442,000	Hungary Government International bond, 7.625%, due 3/29/2041	656,317
545,000	Israel Government International bond, 4.500%, due 1/30/2043	610,749
595,000	Mexico Government International bond, 3.625%, due 3/15/2022	628,320
597,000	Mexico Government International bond, 4.000%, due 10/2/2023	642,372
602,000	Mexico Government International bond, 4.750%, due 3/8/2044	644,140
499,000	Panama Government International bond, 7.125%, due 1/29/2026	664,917
559,000	Peruvian Government International bond, 4.125%, due 8/25/2027	620,490
575,000	Peruvian Government International bond, 5.625%, due 11/18/2050	728,813
570,000	Poland Government International bond, 5.000%, due 3/23/2022	653,363
561,000	Poland Government International bond, 4.000%, due 1/22/2024	620,847
670,000	Poland Government International bond, 3.250%, due 4/6/2026	704,693
550,000	South Africa Government International bond, 5.500%, due 3/9/2020	597,476
625,000	South Africa Government International bond, 5.875%, due 5/30/2022	703,594
699,000	South Africa Government International bond, 4.665%, due 1/17/2024	735,502
507,000	South Africa Government International bond, 5.875%, due 9/16/2025	575,293
637,000	South Africa Government International bond, 6.250%, due 3/8/2041	761,584
360,000	Spain Government Bond, 5.150%, due 10/31/2044, 144A	673,759
479,000	Turkey Government International bond, 7.000%, due 3/11/2019	519,776
650,000	Turkey Government International bond, 7.500%, due 11/7/2019	725,576
572,000	Turkey Government International bond, 5.625%, due 3/30/2021	608,179
639,000	Turkey Government International bond, 3.250%, due 3/23/2023	599,855
605,000	Turkey Government International bond, 6.000%, due 1/14/2041	645,347
		19,542,581
	TELECOMMUNICATIONS - 0.7%
658,000	CenturyLink, Inc., 5.800%, due 3/15/2022	672,805

	TOTAL BONDS & NOTES (Cost $36,655,636)	39,378,554

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Shares		Value
	COMMON STOCKS - 41.7%
	BANKS - 0.7%
38,033	National Australia Bank Ltd.	$767,646

	COMMERCIAL SERVICES - 0.8%
45,072	RR Donnelley & Sons Co.	807,690

	ELECTRIC - 3.7%
41,366	CEZ AS	781,181
220,125	EDP - Energias de Portugal SA	755,574
44,251	Engie SA	729,006
45,764	Fortum OYJ	760,331
17,299,400	Unipro PJSC	784,326
		3,810,418
	ELECTRONICS - 0.8%
697,500	Synnex Technology International Corp.	822,951

	ENTERTAINMENT - 0.8%
98,368	OPAP SA	786,887

	HOLDING COMPANIES - DIVERSIFIED - 0.7%
182,400	Keppel Corp Ltd.	713,402

	INSURANCE - 1.3%
91,220	Powszechny Zaklad Ubezpieczen SA	660,522
8,332	Swiss Re AG	702,465
		1,362,987
	IRON/STEEL - 1.5%
523,410	Eregli Demir ve Celik Fabrikalari TAS	795,275
39,054	Russel Metals, Inc.	708,218
		1,503,493
	LODGING - 0.8%
1,242,169	SJM Holdings Ltd.	774,665

	MACHINERY - DIVERSIFIED - 0.7%
24,972	Turk Traktor ve Ziraat Makineleri AS	697,010

	MEDIA - 0.8%
39,690	Vivendi SA	780,865

	MINING - 0.8%
54,412	MMC Norilsk Nickel PJSC- ARD	795,503

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Shares		Value
	OIL & GAS - 2.0%
275,852	SandRidge Permian Trust	$700,664
114,354	Surgutneftegas OJSC - ADR	567,196
36,515	Woodside Petroleum Ltd	736,729
		2,004,589
	REAL ESTATE - 1.3%
149,879	Argosy Property Ltd.	660,174
809,931	Atrium European Real Estate Ltd.	671,927
		1,332,101
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.1%
63,792	Artis Real Estate Investment Trust	669,095
116,966	Ashford Hospitality Trust	697,117
9,704	Befimmo SCA	659,444
239,350	BWP Trust	697,158
1,610,800	Cambridge Industrial Trust	660,016
25,834	Care Capital Properties, Inc.	764,170
67,004	CBL & Associates Properties, Inc.	823,479
181,522	Charter Hall Retail REIT	664,008
5,281	Cofinimmo SA	659,671
54,686	Crombie Real Estate Investment Trust	662,670
7,115	Fonciere Des Regions	669,776
53,571	Franklin Street Properties Corp.	686,780
692,600	Frasers Commercial Trust	691,413
717,482	Goodman Property Trust	688,397
37,947	H&R Real Estate Investment Trust	677,937
23,527	Hospitality Properties Trust	750,747
195,469	Investa Office Fund	680,836
629,548	Kiwi Property Group Ltd.	708,483
901,900	Mapletree Logistics Trust	708,861
29,418	Mercialys SA	687,879
1,653,957	Prosperity REIT	737,375
1,897,632	SA Corporate Real Estate Fund Nominees Pty Ltd.	765,180
32,532	Senior Housing Properties Trust	722,536
1,122,600	Starhill Global REIT	669,061
522,000	Suntec Real Estate Investment Trust	649,438
15,112	Vastned Retail NV	634,531
13,180	Wereldhave NV	638,198
58,785	WP Glimcher, Inc.	745,394
		19,469,650

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Shares		Value
	TELECOMMUNICATIONS - 5.2%
25,602	CenturyLink, Inc.	$804,927
79,336	Mobile TeleSystems PJSC-ADR	705,297
539,410	Orange Polska SA	746,545
297,521	Spark New Zealand Ltd.	846,722
178,940	Telstra Corp Ltd.	785,204
347,274	Turk Telekomunikasyon AS	701,986
67,096	VTech Holdings Ltd.	729,239
		5,319,920
	TRANSPORTATION - 0.7%
1,368,900	Wan Hai Lines Ltd.	706,877

	TOTAL COMMON STOCKS (Cost $43,763,235)	42,456,654

	MASTER LIMITED PARTNERSHIPS - 18.3%
	CHEMICALS - 0.6%
86,898	CVR Partners LP	635,224

	COAL - 3.8%
34,586	Alliance Holdings GP LP	879,868
425,660	Foresight Energy LP	1,064,150
42,429	Natural Resource Partners LP	1,034,419
64,504	SunCoke Energy Partners LP	924,987
		3,903,424
	COMMERCIAL SERVICES - 0.7%
28,434	Stonemor Partners LP	749,805

	GAS - 0.7%
50,566	Global Partners LP	682,641

	OIL & GAS - 6.0%
72,670	Alon USA Partners LP	710,713
144,621	Calumet Specialty Products Partners LP	681,165
85,741	CVR Refining LP	550,457
270,256	EV Energy Partners LP	659,425
372,230	Legacy Reserves LP	643,958
375,706	Memorial Production Partners LP	571,073
127,224	Seadrill Partners LLC	530,524
21,391	Suburban Propane Partners LP	729,005
582,629	Vanguard Natural Resources LLC	1,019,601
		6,095,921
	OIL & GAS SERVICES - 0.7%
50,868	Archrock Partners LP	721,817

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2016

Shares		Value
	PIPELINES - 2.1%
56,322	American Midstream Partners LP	$676,990
33,584	Crestwood Equity Partners LP	743,886
14,304	NuStar Energy LP	717,346
		2,138,222
	RETAIL - 0.8%
40,999	Ferrellgas Partners LP	806,860

	TRANSPORTATION - 2.9%
232,042	Capital Product Partners LP	874,798
38,650	Golar LNG Partners LP	738,215
30,045	Martin Midstream Partners LP	674,811
121,599	Teekay Offshore Partners LP	677,306
		2,965,130

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $21,313,402)	18,699,044

	TOTAL INVESTMENTS - 98.7% (Cost $101,732,273)(a)	$100,534,252
	OTHER ASSETS LESS LIABILITIES - 1.3%	1,346,119
	NET ASSETS - 100.0%	$101,880,371

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $113,418,090 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$8,096,015
Unrealized Depreciation:	(20,979,853)
Net Unrealized Depreciation:	$(12,883,838)

+	Variable rate security; the rate shown represents the rate at July 31, 2016.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At July 31, 2016 144A securities amounted to $1,015,970 or 0.7% of net assets.

*	Non-income producing security.

ADR - American Depositary Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2016

ASSETS
Investment securities:
At cost	$101,732,273
At value	$100,534,252
Cash	107,009
Foreign cash (cost $264,986)	209,051
Dividends and interest receivable	1,052,464
TOTAL ASSETS	101,902,776

LIABILITIES
Investment advisory fees payable	22,405
TOTAL LIABILITIES	22,405
NET ASSETS	$101,880,371

Net Assets Consist Of:
Paid in capital	$165,358,800
Undistributed net investment loss	(146,652)
Accumulated net realized loss from investments and foreign currency transactions	(62,132,275)
Net unrealized depreciation of investments and foreign currency translations	(1,199,502)
NET ASSETS	$101,880,371

Net Asset Value Per Share:
Net Assets	$101,880,371
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,325,000
Net asset value (Net Assets ÷ Shares Outstanding)	$19.13

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2016

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $164,014)	$2,546,220
Interest	1,256,218
TOTAL INVESTMENT INCOME	3,802,438

EXPENSES
Investment advisory fees	350,744
TOTAL EXPENSES	350,744
NET INVESTMENT INCOME	3,451,694

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
In-kind redemptions	(44,309)
Investments	(9,328,214)
Foreign currency transactions	(1,436,846)
(10,809,369)
Net change in unrealized appreciation on:
Investments	25,581,842
Foreign currency translations	20,154
25,601,996
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	14,792,627

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,244,321

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	July 31, 2016	Ended
	(Unaudited)	January 31, 2016
FROM OPERATIONS
Net investment income	$3,451,694	$12,355,286
Net realized loss on investments and foreign currency transactions	(10,809,369)	(50,308,988)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	25,601,996	(13,456,937)
Net increase (decrease) in net assets resulting from operations	18,244,321	(51,410,639)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,918,803)	(10,722,166)
From return of capital	—	(3,319,252)
Net decrease in net assets resulting from distributions to shareholders	(3,918,803)	(14,041,418)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	2,767,348	74,724,145
Cost of shares redeemed	(2,522,840)	(82,320,467)
Net increase (decrease) in net assets resulting from shares of beneficial interest	244,508	(7,596,322)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,570,026	(73,048,379)

NET ASSETS
Beginning of Period	87,310,345	160,358,724
End of Period*	$101,880,371	$87,310,345
* Includes undistributed net investment income (loss) of:	$(146,652)	$320,457

SHARE ACTIVITY
Shares sold	150,000	3,000,000
Shares redeemed	(150,000)	(4,275,000)
Net decrease in shares of beneficial interest outstanding	—	(1,275,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the		For the Year	For the Year	For the Year	For the Period
	Six Months Ended		Ended	Ended	Ended	Ended
	July 31, 2016		January 31, 2016	January 31, 2015	January 31, 2014	January 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of period	$16.40		$24.30	$25.70	$26.79	$25.00
Activity from investment operations:
Net investment income (2)	0.65		1.53	1.52	1.51	1.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.82		(7.71)	(1.03)	(1.00)	1.85
Total from investment operations	3.47		(6.18)	0.49	0.51	2.87
Less distributions from:
Net investment income	(0.74)		(1.25)	(1.43)	(1.23)	(1.00)
Net realized gains	—		—	—	—	(0.08)
Return of capital	—		(0.47)	(0.46)	(0.37)	—
Total distributions	(0.74)		(1.72)	(1.89)	(1.60)	(1.08)
Net asset value, end of period	$19.13		$16.40	$24.30	$25.70 (8)	$26.79	(8)
Total return (6)(8)	21.71	% (4)	(26.97)%	1.57%	1.94%	11.87	% (4)(7)
Net assets, at end of period (000s)	$101,880		$87,310	$160,359	$94,447	$34,158
Ratio of gross expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.90	% (3)
Ratio of net expenses to average net assets	0.75	% (3)	0.75%	0.75%	0.75%	0.75	% (3)
Ratio of net investment income to average net assets	7.41	% (3)	6.97%	5.73%	5.78%	5.42	% (3)
Portfolio Turnover Rate (5)	45	% (4)	90%	87%	61%	46	% (4)

(1)	The Arrow Dow Jones Global Yield ETF shares commenced operations on May 2, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period.

(7)	Represents total return based on net asset values per share from commencement of investment operations on May 2, 2012 through January 31, 2013. Total return based on net asset values per share from commencement of trading on the NYSE Arca on May 8, 2012 to January 31, 2013 was 14.05%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2016

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust, (formerly Northern Lights ETF Trust) (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operation on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund’s assets measured at fair value:

Arrow Dow Jones Global Yield ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$42,456,654	$—	$—	$42,456,654
Master Limited Partnerships	18,699,044	—	—	18,699,044
Bonds & Notes	—	39,378,554	—	39,378,554
Total	$61,155,698	$39,378,554	$—	$100,534,252

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s 2013 – 2015 tax returns or expected to be taken in the Fund’s 2016 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However,

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2016, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $43,543,791 and $42,122,693, respectively.

For the six months ended July 31, 2016, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $1,460,470, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Adviser (the “Adviser”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing service for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, acquired fund fees and expenses, and Independent Trustees’ fees, except for payments under each Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$3,170	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2016	January 31, 2015
Ordinary Income	$10,722,166	$7,777,222
Long-Term Capital Gain	—	148,174
Return of Capital	3,319,252	2,891,072
	$14,041,418	$10,816,468

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

As of January 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(16,515,970)	$—	$(22,800,662)	$(38,487,315)	$(77,803,947)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, partnerships and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $22,800,662.

At January 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$6,423,610	$10,092,360	$16,515,970

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains and tax adjustments for passive foreign investment companies, real estate investment trusts, royalty trusts, partnerships, realized gain (loss) on in-kind redemptions, and C-Corporation return of capital distributions, resulted in reclassification for the year ended January 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized Loss From Investments
Capital	Income	And Foreign Currency Transactions
$(3,011,331)	$(1,946,757)	$4,958,088

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2016

years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Distributions: The Fund’s Board of Trustees declared the following distributions after July 31, 2016:

Fund	Distribution Per Share	Record Date	Payable Date
Arrow Dow Jones Global Yield ETF	$0.1340	8/18/2016	8/23/2016
Arrow Dow Jones Global Yield ETF	$0.1095	9/20/2016	9/26/2016

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

Arrow Dow Jones Global Yield ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including a unitary management fee and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 through July 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Ratio
	Account Value	Account Value	During Period*	During Period**
	2/1/16	7/31/16	2/1/16 – 7/31/16	2/1/16 – 7/31/16
Actual	$1,000.00	$1,217.10	$4.13	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/7/16

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/7/16